Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	2012	2011
	$	$

Investments in associates - unlisted	63	5
Investments in associates - listed	18	15
Investments in equity accounted joint ventures	972	671
Carrying value of equity method investments	1,053	691

Investment in marketable equity securities – available for sale	69	82
Investment in marketable debt securities – held to maturity	7	8
Investment in non-marketable equity securities – available for sale	2	9
Investment in non-marketable assets – held to maturity	3	2
Investment in non-marketable debt securities – held to maturity	86	85
Restricted cash	29	23
Other non-current assets	111	101
	1,360	1,001

	Investments in associates
			December 31,	December 31,
			2012	2011
			percentage held	percentage held
	Unlisted
	South Africa
	Rand Refinery Limited(1)		48.03	-
	Oro Group (Proprietary) Limited(2)		36.00	25.00
	Margaret Water Company		33.33	33.33

	Listed
	Other
	Trans-Siberian Gold plc(2)(3)		31.17	30.90
	Mariana Resources Limited(2)(4)(5)		19.86	19.86

		2012	2011	2010
		$	$	$

(1)	Rand Refinery Limited is equity accounted as at December 31, 2012. See Note 3. Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

(2)	Results are included to September 30, 2012, adjusted for material transactions.

(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	22	35	33

(4)	Market value of the Company's investment in Mariana Resources Limited as at December 31	3	7	-

(5)	The Company acquired its stake in Mariana Resources Limited for $8 million during December 2011 and accounts for it using the equity method as it has the right to representation on the Mariana Resources Limited board of directors and is therefore considered to have significant influence in the company.

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2012	2011
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Société d'Exploitation des Mines d'Or de Sadiola S.A.	41.00	41.00
	Société des Mines de Morila S.A.	40.00	40.00
	Société d'Exploitation des Mines d'Or de Yatela S.A.	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA-Polymetal Strategic Alliance(1)	-	50.00
	Thani Ashanti Alliance Limited	50.00	50.00

(1)	The AGA-Polymetal Strategic Alliance consisting of the AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited were disposed of during February 2012. See Note 5.

	Impairments of associates and equity accounted joint ventures(2)

	The Company recognized the following impairments which are included in equity income in associates:

		Year ended December 31,
		2012	2011	2010
		$	$	$

	Associates
	Mariana Resources Limited(3)	-	1	-
	Margaret Water Company(4)	1	1	1
	Orpheo (Proprietary) Limited(5)(6)	-	2	-

	Equity accounted joint ventures
	Thani Ashanti Alliance Limited(7)	37	-	-
	Société d'Exploitation des Mines d'Or de Yatela S.A.(5)	7	6	-
	AGA-Polymetal Strategic Alliance(5)	-	-	23
		45	10	24

(2)	The impairments recognized had no tax effects.

(3)	The carrying amount of the listed associate was written down to fair value.

(4)	Contributions to the investment during 2012, 2011 and 2010 were impaired in full.

(5)	Investments fully impaired.

(6)	Sold effective July 1, 2011.

(7)	Loan impaired in full. See Note 6.

	2012	2011
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.

Cost	50	51
Gross unrealized gains	21	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	69	82

Other-than-temporary impairments and disposals of marketable equity securities – available for sale

	Year ended December 31,
	2012	2011	2010
	$	$	$

Other-than-temporary impairments

First Uranium Corporation (South Africa)	5	19	-
Stratex International plc (Isle of Man)	2	-	-
Commander Resources Limited (Isle of Man)	1	-	-
Laurentian Goldfields Limited (Isle of Man)	1	-	-
Village Main Reef Limited (South Africa)	-	2	-
Corvus Gold Incorporated (United States of America)	-	-	2
	9	21	2

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement. See Note 5.

Disposals of marketable equity securities

The Company's disposals of marketable equity securities resulted in the following reclassification of losses/(gains) of fair value adjustments to the income statement:

Equity investments held by the Environmental Rehabilitation Trust Fund (net of tax of $nil million)	-	1	-
B2Gold Corporation (net of tax of $nil million)	-	-	(47)
Red5 Limited (net of tax of $2 million)	-	-	(4)
	-	1	(51)

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months	Total
	$	$	$
2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		2012	2011
		$	$

	Investment in marketable debt securities - held to maturity	7	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $4 million (2011: $3 million).

	Investment in non-marketable equity securities - available for sale	2	9
	The non-marketable equity investments mainly represent shares held in XDM Resources Limited.(1)

	Investment in non-marketable assets - held to maturity	3	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Investment in non-marketable debt securities - held to maturity	86	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at December 31, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities
	Less than one year	3
	After ten years	4
		7
	Non-marketable debt securities
	Less than one year	86

	Restricted cash	29	23
	Restricted cash mainly represent cash balances held by environmental rehabilitation trust funds and an environmental protection bond.

	Financing receivables
	Loans to equity accounted joint ventures and associates of $40 million (2011: $29 million) are disclosed in Note 6.

	Other non-current assets
	Unsecured
	Other loans and assets(2)	7	9

	Non-current debtors
	Prepayments and accrued income	31	22
	Recoverable tax, rebates, levies and duties	20	14
	Reclamation sites trust fund	20	29
	Unamortized issue costs of long-term debt, bonds and syndicated revolving credit facilities	33	26
	Other debtors	-	1
		111	101

(1)	During 2012, XDM Resources Limited was impaired by $7 million due to a significant decline in value. The fair value of this non-marketable equity investment was based on a share price of C$0.25 per share, being the issue price obtained in a private equity raising which was completed during December 2012. During 2011, the fair value could not be estimated as there were no identified events or changes in circumstances that would have had a significant adverse effect on fair value of the investment and therefore it was not practicable to estimate the fair value of the investment. See Note 5.

(2)	Other comprises the following:
	Loans and receivables measured at amortized cost	7	6
	Post-retirement assets measured according to the employee benefits accounting policy	-	3

Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2012	2011	2010
	$	$	$
Statements of income for the period
Sales and other income	886	966	823
Costs and expenses	(828)	(679)	(528)
Taxation	(78)	(120)	(126)
Net (loss)/income	(20)	167	169

Balance sheets as at December 31
Non-current assets	2,019	1,337
Current assets	1,577	675
	3,596	2,012
Long-term liabilities	(58)	(64)
Loans from shareholders	(63)	(53)
Current liabilities	(1,280)	(473)
Net assets	2,195	1,422